Basic and Diluted Net Loss Per Share (Details)	6 Months Ended
Jun. 30, 2024 shares
Share Option [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares	98,171,200
Restricted Share Units [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares	254,893,245
Warrants [Member]
Basic and Diluted Net Loss Per Share [Line Items]
Anti-dilutive shares	2,231,316,096